Retirement benefit obligations - Schedule of Defined Benefit Scheme Obligations (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Total amounts recognised in the balance sheet	£ 2,834	£ 2,906
Retirement benefit assets	2,953	3,028
Retirement benefit obligations	(119)	(122)
Net pension scheme asset
Disclosure of defined benefit plans [line items]
Total amounts recognised in the balance sheet	2,873	2,945
Other post-retirement schemes
Disclosure of defined benefit plans [line items]
Total amounts recognised in the balance sheet	(39)	(39)
Present value of funded obligations
Disclosure of defined benefit plans [line items]
Total amounts recognised in the balance sheet	(26,310)	(27,118)
Fair value of scheme assets
Disclosure of defined benefit plans [line items]
Total amounts recognised in the balance sheet	£ 29,183	£ 30,063